Bank loan (Details) In Thousands, unless otherwise specified	6 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Bank loan [Abstract]
Proceeds from bank loan	$ 7,956	50,000	45,000
Floating interest rate, percentage multiple	120.00%	120.00%
Interest rate at period end	7.20%	7.20%